Risk Management - Schedule of Geographic Concentration of Insurance and Investment Contract Liabilities, Including Embedded Derivatives (Detail) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Concentration Risk [Line items]
Concentration risk of liabilities	$ 312,790	$ 289,032
US and Canada [Member]
Disclosure of Concentration Risk [Line items]
Concentration risk of liabilities	215,055	203,621
Asia and Other [Member]
Disclosure of Concentration Risk [Line items]
Concentration risk of liabilities	97,735	85,411
Gross insurance contract liabilities [Member]
Disclosure of Concentration Risk [Line items]
Concentration risk of liabilities	354,236	332,085
Gross insurance contract liabilities [Member] | US and Canada [Member]
Disclosure of Concentration Risk [Line items]
Concentration risk of liabilities	255,999	246,255
Gross insurance contract liabilities [Member] | Asia and Other [Member]
Disclosure of Concentration Risk [Line items]
Concentration risk of liabilities	98,237	85,830
Reinsurance assets [Member]
Disclosure of Concentration Risk [Line items]
Concentration risk of liabilities	(41,446)	(43,053)
Reinsurance assets [Member] | US and Canada [Member]
Disclosure of Concentration Risk [Line items]
Concentration risk of liabilities	(40,944)	(42,634)
Reinsurance assets [Member] | Asia and Other [Member]
Disclosure of Concentration Risk [Line items]
Concentration risk of liabilities	$ (502)	$ (419)